Income Tax - Disclosure of Detailed Information About Income Taxes Explanatory (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current income tax benefit:
Current income tax benefit – R&D Claim	$ (179,863)	$ (1,420,752)	$ (1,048,634)
Adjustment for prior year tax		34,956
Income tax benefit reported in profit or loss – R&D Claim	(179,863)	(1,385,796)	(1,048,237)
Numerical reconciliation of income tax expense to prima facie tax payable
Loss from continuing operations before income tax expense	(35,340,090)	(17,904,951)	(12,559,261)
Loss from continuing operations before income tax benefit	(35,340,090)	(17,904,951)	(12,559,261)
Tax at the Australian rate of 27.5% (2018: 27.5% and 2017: 27.5%)	(9,718,525)	(4,923,756)	(3,767,778)
Tax effect of amounts which are not deductible/(taxable) in calculating taxable income:
Other	4,847,621	1,464,746	792,798
Tax losses not brought to account	5,196,259	3,537,629	2,974,980
Research and development tax offset	(179,863)	(1,420,751)	(1,048,634)
Adjustment for prior year research and development tax offset		34,955
Adjustment due to change in tax rate		66,341
Income tax expense before deferred expenses	145,492	(1,240,836)	(1,048,634)
Movement in deferred tax asset			41,629
Deferred tax assets not brought to account as realization is not considered probable	(325,355)	(144,960)	(41,629)
Income tax benefit	(179,863)	(1,385,796)	(1,048,237)
The balance comprises temporary differences attributable to:
Deferred Tax Assets Liabilities	835,037	1,160,392	796,092	$ 707,232
Total deferred tax assets liabilities	835,037	1,160,392	796,092
Deferred tax assets not brought to account as realization is not considered probable	(835,037)	(1,160,392)	(796,092)
Provisions [member]
The balance comprises temporary differences attributable to:
Deferred Tax Assets Liabilities	21,008	122,243	48,513	81,984
Property, plant and equipment [member]
The balance comprises temporary differences attributable to:
Deferred Tax Assets Liabilities	10,672	10,155	12,945	13,905
Intangible assets [member]
The balance comprises temporary differences attributable to:
Deferred Tax Assets Liabilities	802,179	1,025,616	735,400	$ 611,343
Other [member]
The balance comprises temporary differences attributable to:
Deferred Tax Assets Liabilities	$ 1,178	$ 2,378	$ (766)